UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07582
 -------------------------------------------------------------------------------

                                The Valiant Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                  221 Pensacola Boulevard, Venice Florida 34285
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                                 Denis R. Curcio

                             221 Pensacola Boulevard

                              Venice, Florida 34285
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 800-242-9340
                                                            ------------

Date of fiscal year end: AUGUST 31, 2006
                         --------------------

Date of reporting period: NOVEMBER 30, 2005
                          -----------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.


VALIANT GENERAL MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
November 30, 2005
                                                                           MATURITY       PRINCIPAL
                                                                   RATE      DATE          AMOUNT           VALUE
                                                                 --------  ----------   ------------   ---------------
COMMERCIAL PAPER - 41.0%
BUILDING SOCIETY - 3.6%
Yorkshire Building Society                                         4.19%   1/17/06      $  15,000,000   $  14,917,946
                                                                                                        -------------


COMMERCIAL BANKS -4.9%
Banco Bilbao Vizc Argentina PR                                     3.92    12/6/05         20,000,000      19,989,111
                                                                                                        -------------

DISTRIBUTION/WHOLESALE - 4.9%
Louis Dreyfus Corp.                                                4.21    1/18/06         20,000,000      19,887,733
                                                                                                        -------------

EDUCATION - 2.8%
Johns Hopkins University                                           3.98    12/07/05        11,300,000      11,300,000
                                                                                                        -------------

FINANCE - 8.1%
Bear Stearns Cos., Inc.                                            4.04    12/15/05        18,000,000      17,971,720
JP Morgan Chase & Co.                                              4.20    2/9/06          15,000,000      14,877,500
                                                                                                        -------------
                                                                                                           32,849,220
                                                                                                        -------------
SPECIAL PURPOSE ENTITY - 16.7%
Clipper Receivables Co. LLC                                        4.03    12/1/05         15,000,000      15,000,000
Lockhart Funding LLC                                               4.07    12/19/05        18,000,000      17,963,370
Market Street Funding                                              3.99    12/12/05        20,000,000      19,975,617
Windmill Funding Corp.                                             3.90    12/1/05         15,000,000      15,000,000
                                                                                                        -------------
                                                                                                           67,938,987
                                                                                                        -------------
Total COMMERCIAL PAPER
       (Amortized Cost $166,882,997)                                                                      166,882,997
                                                                                                        -------------

CORPORATE OBLIGATIONS* - 16.4%
FINANCIAL SERVICES - 3.2%
Bank of America                                                    4.06    12/1/05         10,000,000      10,000,000
Wyoming Steel Investment                                           4.29    12/1/05          3,030,000       3,030,000
                                                                                                        -------------
                                                                                                           13,030,000
                                                                                                        -------------
FOOD - 0.2%
Jacksons Food Stores, Inc.                                         4.20    12/1/05            843,000         843,000
                                                                                                        -------------

HEALTH SERVICES - 1.3%
Gastroenterology Associates, LLC                                   4.17    12/1/05          2,720,000       2,720,000
Louisiana Endoscopy Floater                                        4.17    12/1/05          1,930,000       1,930,000
Riverview Medical Office Building                                  4.16    12/1/05            800,000         800,000
                                                                                                        -------------
                                                                                                            5,450,000
                                                                                                        -------------
LEISURE - 1.1%
Commonwealth Country Club, Ltd.                                    4.16    12/1/05          3,120,000       3,120,000
Sandusky Yacht Club                                                4.20    12/1/05          1,170,000       1,170,000
                                                                                                        -------------
                                                                                                            4,290,000
                                                                                                        -------------
REAL ESTATE - 4.5%
208 Associates LLC                                                 4.20    12/1/05            870,000         870,000
Aztec Properties LLC                                               4.19    12/1/05          1,993,000       1,993,000
CMW Real Estate LLC                                                4.16    12/1/05          2,225,000       2,225,000
El Dorado Enterprises of Miami FL                                  4.20    12/1/05          1,900,000       1,900,000
El Dorado Enterprises of Miami FL                                  4.15    12/1/05          9,150,000       9,150,000
G & J Properties II                                                4.19    12/1/05            910,000         910,000
Ordeal Properties LLC                                              4.20    12/1/05          1,310,000       1,310,000
                                                                                                        -------------
                                                                                                           18,358,000
                                                                                                        -------------


                                      -2-

VALIANT GENERAL MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
November 30, 2005
                                                                           MATURITY       PRINCIPAL
                                                                   RATE      DATE          AMOUNT           VALUE
                                                                 --------  ----------   ------------   ---------------
SPECIAL PURPOSE ENTITY - 6.1%
Approach Partnership                                               4.20%   12/1/05      $   1,025,000   $   1,025,000
Barry-Wehmiller Group                                              4.19    12/1/05          1,085,000       1,085,000
Best One Tire & Service                                            4.19    12/1/05            900,000         900,000
Butler County, Surgical Properties                                 4.19    12/1/05          1,355,000       1,355,000
Chuo Mubea Suspen Compon                                           4.19    12/1/05            400,000         400,000
Exal Corp.                                                         4.19    12/1/05          1,400,000       1,400,000
FE LLC                                                             4.14    12/1/05            950,000         950,000
GCG Portage LLC                                                    4.29    12/1/05          1,235,000       1,235,000
GMC Financing, LLC                                                 4.22    12/1/05          3,025,000       3,025,000
ISO Building LLC                                                   4.19    12/1/05            900,000         900,000
K. C. Jordan & Associates                                          4.19    12/1/05            700,000         700,000
Michigan Equity Group                                              4.19    12/1/05          1,300,000       1,300,000
MMR Development Co.                                                4.19    12/1/05          1,070,000       1,070,000
Physicians Center LP                                               4.17    12/1/05          3,070,000       3,070,000
Taylor Steel, Inc.                                                 4.20    12/1/05          2,105,000       2,105,000
United Transportation Union                                        4.19    12/1/05            925,000         925,000
Village Enterprises                                                4.20    12/1/05            985,000         985,000
Wellington Green LLC                                               4.20    12/1/05          2,160,000       2,160,000
                                                                                                        -------------
                                                                                                           24,590,000
                                                                                                        -------------
Total CORPORATE OBLIGATIONS
       (Amortized Cost $66,561,000)                                                                        66,561,000
                                                                                                        -------------

CERTIFICATE OF DEPOSIT - 16.0%
BANKING - 16.0%
Citibank                                                           4.19    1/27/06         15,000,000      15,000,000
Credit Suisse First Boston                                         4.125   12/23/05        15,000,000      15,000,046
Marshall & Ilsley Bank                                             3.95    12/29/05        20,000,000      19,999,846
Natexis Banques Populaires                                         4.060   2/1/06          15,000,000      15,000,000
                                                                                                        -------------
Total CERTIFICATE OF DEPOSIT
       (Amortized Cost $64,999,892)                                                                        64,999,892
                                                                                                        -------------


MUNICIPAL NOTES AND BONDS* - 7.5%
ALABAMA - 4.4%
Auburn Taxable Revenue, Series B                                   4.17    12/1/05          5,840,000       5,840,000
Meadow Brook                                                       4.22    12/1/05         12,040,000      12,040,000
                                                                                                        -------------
                                                                                                           17,880,000
                                                                                                        -------------
ILLINOIS - 1.1%
Upper Illinois River
        Valley Development Authority                               4.20    12/1/05          4,595,000       4,595,000
                                                                                                        -------------

MICHIGAN - 0.3%
Michigan City Industrial
        Economic Development Revenue                               4.19    12/1/05          1,400,000       1,400,000
                                                                                                        -------------

NEW YORK - 0.9%
Baird Properties LLC                                               4.29    12/1/05          2,110,000       2,110,000
IHA Capital Development Corp.                                      4.19    12/1/05          1,500,000       1,500,000
                                                                                                        -------------
                                                                                                            3,610,000
                                                                                                        -------------
OHIO - 0.7%
Hopkins Waterhouse LLC                                             4.16    12/1/05            835,000         835,000
Mercer County, HealthCare Facilities                               4.19    12/2/05          1,895,000       1,895,000
                                                                                                        -------------
                                                                                                            2,730,000
                                                                                                        -------------
VIRGINIA - 0.1%
Ashland Industrial Development Authority                           4.44    12/1/05            350,000         350,000
                                                                                                        -------------
Total MUNICIPAL NOTES AND BONDS
       (Amortized Cost $30,565,000)                                                                        30,565,000
                                                                                                        -------------



                                      -3-

VALIANT GENERAL MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
November 30, 2005
                                                                           MATURITY       PRINCIPAL
                                                                   RATE      DATE          AMOUNT           VALUE
                                                                 --------  ----------   ------------   ---------------
REPURCHASE AGREEMENT - 16.7%
Bank of America, Inc., 3.99%, due 12/01/05,
(Collateralized by various GNMA securities)
Total REPURCHASE AGREEMENTS
       (Amortized Cost $68,000,000)                                                     $  68,000,000   $  68,000,000
                                                                                                        -------------
                                                                                                           68,000,000
                                                                                                        -------------

UNITED STATES GOVERNMENT AGENCY - 2.5%
Federal Home Loan Mortgage Corp.                                   4.25%   10/23/2006      10,000,000      10,000,000
                                                                                                        -------------

TOTAL INVESTMENTS (AMORTIZED COST $407,008,889) (a) - 100.1%
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)                                                            407,008,889
TOTAL NET ASSETS - 100%                                                                                      (476,459)
                                                                                                        -------------
                                                                                                        $ 406,532,430
                                                                                                        =============

 -----------------
*    Variable rate investment. Securities payable on demand at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indeces.
     The rate shown represents the rate in effect at November 30, 2005. The maturity date shown reflects next rate change date.
(a)  Cost and value for federal income tax and financial reporting purposes are the same.

 GNMA  - Government National Mortgage Association
 LLC   - Limited Liability Corporation
 LP    - Limited Partnership
 PLC   - Public Limited Company
 SA    - Sociedad Anonyma (French, Spanish)





                                      -4-




VALIANT U.S. TREASURY MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
November 30, 2005
                                                                       MATURITY      PRINCIPAL
                                                           RATE          DATE         AMOUNT           VALUE
                                                         --------     ----------   ------------    -------------
U.S. TREASURY OBLIGATIONS - 51.1%
U.S. TREASURY BILLS(a) - 38.3%
                                                           3.53%        12/1/05    $  55,000,000   $ 055,000,000
                                                           4.09         4/20/06       20,000,000      19,688,306
                                                                                                   -------------
                                                                                                      74,688,306
                                                                                                   -------------
U.S. TREASURY NOTES - 12.8%
                                                          1.625         2/28/06       25,000,000      24,879,802
                                                                                                   -------------
                                                                                                   -------------
TOTAL U.S. TREASURY OBLIGATIONS
        (AMORTIZED COST $99,568,108)                                                                  99,568,108
                                                                                                   -------------



REPURCHASE AGREEMENTS - 49.2%
Bank of America, Inc., 3.99%, due 12/1/05, with a
(Collateralized by various GNMA securities)                                           25,700,000      25,700,000

Citigroup, Inc.,  4.00%, due 12/1/05, with a
(Collateralized by various GNMA securities)                                           25,000,000      25,000,000


J.P. Morgan Chase & Co., 3.98%, due 12/1/05, with a
(Collateralized by various GNMA securities)                                           20,000,000      20,000,000

UBS Paine Webber, 3.99%, due 12/1/05, with a
(Collateralized by various GNMA securities)                                           25,000,000      25,000,000
                                                                                                   -------------


TOTAL REPURCHASE AGREEMENTS
        (AMORTIZED COST $95,700,000)                                                                  95,700,000
                                                                                                   -------------

                                                                                                     195,268,108
TOTAL INVESTMENTS
        (AMORTIZED COST $195,268,108) (b) - 100.3%                                                      (549,022)
                                                                                                   -------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3%)                                                     $ 194,719,086
                                                                                                   =============
TOTAL NET ASSETS - 100%


-----------------
(a)  Interest rate represents yield to maturity at purchase.
(b)  Cost and value for federal income tax and financial reporting purposes are the same.

GNMA - Government National Mortgage Association




                                      -5-







VALIANT TAX-EXEMPT MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
November 30, 2005
                                                                         MATURITY    PRINCIPAL
                                                                 RATE      DATE       AMOUNT             VALUE
                                                                -------  ---------  ----------    -------------
COMMERCIAL PAPER - 9.8%
FLORIDA - 8.6%
Jacksonville Health Facility Authority                            2.92%  2/7/06     $  5,000,000   $  5,000,000
Sarasota County Public Hospital,
        LOC Suntrust Bank                                         2.75   12/8/05       4,050,000      4,050,000
Sunshine State, Series H                                          2.73   12/8/05       3,000,000      3,000,000
                                                                                                   ------------
                                                                                                     12,050,000
                                                                                                   ------------
PENNSYLVANIA -1.2%
Delaware County                                                   3.10   2/2/06        1,700,000      1,700,000
                                                                                                   ------------

TOTAL COMMERCIAL PAPER
        (AMORTIZED COST $13,750,000)                                                                 13,750,000
                                                                                                   ------------

MUNICIPAL BONDS AND NOTES - 12.4%
FLORIDA - 6.4%
Brevard County Florida School District                            4.00   6/30/06       5,000,000      5,031,174
Palm Beach County School District, TAN                            4.00   9/28/06       4,000,000      4,032,048
                                                                                                   ------------
                                                                                                      9,063,222
                                                                                                   ------------

TEXAS - 1.1%
Richardson Independent School District                            2.75   4/1/06        1,500,000      1,500,000
                                                                                                   ------------

UTAH - 4.9%
Davis County Utah                                                 3.75   12/29/05      3,000,000      3,002,742
Weber County TAN                                                  3.50   12/30/05      3,900,000      3,901,953
                                                                                                   ------------
                                                                                                   ------------
                                                                                                      6,904,695
                                                                                                   ------------

                                                                                                   ------------
TOTAL MUNICIPAL BONDS AND NOTES
        (AMORTIZED COST $17,467,917)                                                                 17,467,917
                                                                                                   ------------

VARIABLE MUNICIPAL BONDS* - 73.5%
FLORIDA - 53.3%
ABN AMRO Munitops Certificates of  Trust                          3.08   12/1/05       3,650,000      3,650,000
Alachua County Florida Health Facilities
        Authority Continuing Care, LOC BNP Paribas                3.03   12/1/05         200,000        200,000
Collier County Educational Facilities
        Authority Revenue, LOC Fifth Third Bank                   3.04   12/2/05       1,000,000      1,000,000
Collier County, IDR, Health Care
        Facilities Revenue, LOC Fifth Third Bank                  3.04   12/2/05       1,900,000      1,900,000
Florida Housing Finance Corp., Multifamily
        Revenue, Charleston, Series I-A                           3.06   12/1/05       2,375,000      2,375,000
Florida Housing Finance Corp., Multi Family
        Revenue, Cypress Lake                                     3.06   12/1/05       3,500,000      3,500,000
Florida State Board of Education
        Lottery Revenue                                           3.08   12/1/05       2,000,000      2,000,000
Florida State Department of Environmental
        Protection Preservation Revenue                           3.08   12/1/05       2,000,000      2,000,000
Florida State Municipal Power Agency Revenue,
        Stanton Project                                           2.93   12/7/05       1,000,000      1,000,000
Hillsborough County                                               2.90   6/15/06       2,100,000      2,100,000
Halifax Hospital Medical Center,
        Health Care Facilities Revenue                            3.00   12/7/05       1,200,000      1,200,000
Jacksonville Economic Development Commission
        Health Care Facilities Revenue, Series A
LOC Fortis Banque Belgium, JP Morgan Chase Bank                   3.08   12/1/05       2,000,000      2,000,000
Jacksonville Electric Authority  Distribution
        Energy Systems Revenue                                    3.00   12/1/05       1,625,000      1,625,000
Jacksonville Health Facilities Authority
        Hospital Revenue                                          2.97   12/7/05       2,295,000      2,295,000
Lakeland Energy Systems Revenue, Series A                         3.01   12/7/05       3,000,000      3,000,000
Lee County Florida Industrial Development
        Authority  Healthcare Facility                            3.06   12/2/05       2,885,000      2,885,000
Orange  County Housing Financial
        Authority of Multifamily Revenue                          2.98   12/7/05       5,800,000      5,800,000
Orange County Industrial Development
        Authority, IDR, LOC U.S. Bank Trust N.A                   3.10   4/1/06        1,420,000      1,420,000
Orlando & Orange County Expressway Authority
        of Florida Expressway Revenue                             3.01   12/1/05       4,500,000      4,500,000
Orlando Utilities Commission Water &
        Electric Revenue, Series B                                2.99   12/7/05       4,000,000      4,000,000
Palm Beach County Revenue, Norton
        Gallery, Inc. Project                                     3.01   12/7/05       4,000,000      4,000,000
Palm Beach County Revenue, Raymond F. Kravis
        Center Project, LOC Northern Trust Co.                    2.98   12/1/05       2,500,000      2,500,000
Polk County School Board COP, Series A                            3.03   12/1/05       2,000,000      2,000,000
Sarasota County Health Facility Authority of Revenue,
        Variable- Healthcare Facility of Jewish Hoousing          3.09   12/1/05       4,000,000      4,000,000
St. Johns County, HFA Multi-Family Remington                      3.00   12/7/05       7,600,000      7,600,000
Sunshine State Government Financing Community                     3.06   12/7/05       3,365,000      3,365,000
Tampa Health Care Facilities Revenue Lifelink
        Foundation, Inc. Project                                  3.05   12/7/05       1,500,000      1,500,000
Volusia  County Educational Facility Authority Revenue            3.09   12/1/05       1,625,000      1,625,000
                                                                                                   ------------
                                                                                                     75,040,000
                                                                                                   ------------

ILLINOIS - 1.4%
Channahon Illinois Revenue                                        3.08   12/1/32       2,000,000      2,000,000
                                                                                                   ------------



                                      -6-

VALIANT TAX-EXEMPT MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
November 30, 2005
                                                                         MATURITY    PRINCIPAL
                                                                 RATE      DATE       AMOUNT             VALUE
                                                                -------  ---------  ----------    -------------


LOUISIANA - 1.4%
Plaquemines Port Harbor and Terminal
        District Port Facility Revenue,
        International Marine Terminal
        Project A, LOC Kredietbank N.V                            2.60   3/15/06       2,000,000      2,000,000
                                                                                                   ------------

MINNESOTA - 3.3%
Arden Hills Minnesota Housing and
        Health Care Facility Revenue                              3.08   12/1/05       3,171,000      3,171,000
Minnesota State Higher Education
        Facilitie Authority Revenue                               3.03   12/1/05       1,500,000      1,500,000
                                                                                                   ------------
                                                                                                      4,671,000
                                                                                                   ------------
NEW JERSEY - 1.4%
New Jersey Economic Development Authority of
        Economic Development Revenue                              2.96%  12/7/05    $  2,000,000   $  2,000,000
                                                                                                   ------------

NEW YORK - 4.6%
Dutchess County New York Industrial Development
        Agency Civic Facility Revenue                             3.03   12/1/05       2,000,000      2,000,000
New York Floater Variable  - Sub Series A-6                       2.95   12/7/05       4,500,000      4,500,000
                                                                                                   ------------
                                                                                                      6,500,000
                                                                                                   ------------
PUERTO RICO - 3.2%
Puerto Rico Electric Power Authority Revenue                      2.95   12/7/05       3,000,000      3,000,000
Puerto Rico Commonwealth Infrastructure
        Financing Authority                                       3.03   12/1/05       1,495,000      1,495,000
                                                                                                   ------------
                                                                                                      4,495,000
                                                                                                   ------------
OTHER TERRITORIES - 4.9%
Eagle Tax-Exempt Trust, COP                                       3.08   12/1/05       4,490,000      4,490,000
Puttable Floating Option Tax-Exempt Receipts                      2.70   12/1/05       2,380,000      2,380,000
                                                                                                   ------------
                                                                                                      6,870,000
                                                                                                   ------------

TOTAL VARIABLE MUNICIPAL BONDS (AMORTIZED COST $103,576,000)                                        103,576,000
                                                                                                   ------------

TOTAL INVESTMENTS (AMORTIZED COST $134,793,917) (a) - 95.7%                                         134,793,917
OTHER ASSETS LESS LIABILITIES - 4.3%                                                                  6,014,460
                                                                                                   ------------
TOTAL NET ASSETS - 100%                                                                            $140,808,377
                                                                                                   ============

-----------------
*    Variable rate investment. Securities payable on demand at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices.
     The rate shown represents the rate in effect at November 30, 2005. The maturity date shown reflects next rate change date.
(a)  Cost and value for federal income tax and financial reporting purposes are the same.

COP - Certificates of Participation
HFA - Housing Finance Authority
IDR - Industrial Development Revenue
LOC - Letter of Credit
TAN - Tax Anticipation Note


ITEM 2.  CONTROLS AND PROCEDURES.

(a) The President and Treasurer of the registrant have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluations of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:
Attached hereto.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Valiant Fund
             -------------------------------------------------------------------

By:  /s/ Richard F. Curcio
     ---------------------------------------------------------------------------
        Richard F. Curcio
        Chairman of the Board and President

Date: December 27, 2005
      --------------------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Richard F. Curcio
     ---------------------------------------------------------------------------
        Richard F. Curcio
        Chairman of the Board and President

Date: December  27, 2005
      --------------------------------------------------------------------------

By:  /s/ Denis R. Curcio
     ---------------------------------------------------------------------------
        Denis R. Curcio
        Treasurer

Date: December 27, 2005
      --------------------------------------------------------------------------